UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21941

AMERISTOCK ETF TRUST
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502
(Address of principal executive offices) (Zip code)

Brown Brothers Harriman
40 Water Street,
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

December 31, 2007

AMERISTOCK ETF TRUST

Management Discussion

INAUGURATION

Management is pleased to present a first semi-annual report for the six month period ending December 31, 2007. The five Funds were funded, investment portfolios created, and Exchange Traded Fund (ETF) shares issued to a specialist, on Friday, June 29, 2007, the final business day of a prior fiscal year, paving the way for shares of these Exchange Traded Funds to be offered to the general public beginning July 2, 2007, the first business day of the current fiscal year. Specifically, Kellogg Group, LLC (Kellogg Group) on Friday, June 29, 2007, funded each of these five Funds with $2.5 million, primarily in selected U.S. Treasury securities, together with a nominal amount of balancing cash. Meanwhile, on this same day 100,000 ETF shares for each of these five Funds were issued to Kellogg Group via Brown Brothers Harriman (BBH), the Funds’ custodian, administrator and transfer agent. Management is pleased that Kellogg Group serves as specialist for ETF shares of these five Funds, making a market for trade on the American Stock Exchange.

An initial net asset value around $25 for each Fund is intentional and thus by design as such is believed by management to facilitate investment in the Funds. Importantly, establishing net asset values for these Funds on Friday, June 29, 2007, was a necessary ingredient for the ETF shares to be eligible for trading that next Monday, the first day of the current fiscal year.

A second round of ETF creation units were created and issued to Kellogg Group on July 9, 2007 for each of the five Funds in a similar magnitude as well as process described above. However, to free up needed capital of Kellogg Group, such second round of creates were redeemed on October 17, 2007. These redemptions were composed primarily of in kind securities from the investment portfolios, together with a nominal amount of balancing cash.

Management has developed a methodology for portfolio composition as well as periodic rebalancing which is currently being employed. Specifically, two U.S. Treasury securities are selected for each Fund’s investment portfolio based primarily upon modified duration, a measure of interest rate sensitivity, relative to that of a Fund’s respective Ryan U.S. Treasury index. If one visualizes the modified duration of such Ryan index as a fulcrum point, the two selected U.S. Treasury securities can be further visualized as the two ends of a teeter totter resting on this fulcrum point. Management maintains a proprietary data base of standard coupon bearing as well as discount U.S. Treasury securities, and considers the following guidelines for security selection for the Fund portfolios:

Modified duration (md) of selected U.S. Treasury securities relative to that of a Fund’s respective Ryan U.S. Treasury index:

One year portfolio	md +/- .25 year
Two year portfolio	md +/- .5 year
Five year portfolio	md +/- .5 year
10 year portfolio	md +/- .75 year
20 year portfolio	md +/- 1 year

These tolerance levels are our current internal goals currently employed which are subject to change.

As an example, assume that a Ryan five year maturity U.S. Treasury index has a modified duration of 4.5 years. Two U.S. Treasury securities would be selected for inclusion in the five year Fund portfolio, one with a modified duration close to 4 years, a second with a modified duration close to 5 years. Management performed this type of analysis, instructing Kellogg Group as to which specific U.S. Treasury securities would be desirable, and accepted, for funding and creating the investment portfolios both on Friday, June 29, as well as Monday, July 9, 2007.

Management periodically rebalances the investment portfolios to maintain a portfolio modified duration close to that of a respective Ryan index. It may be helpful to mention that modified duration of these U.S. Treasury securities are dynamic, increasing and decreasing over time, rather than being static. Management generally rebalances a portfolio when modified duration of the portfolio is greater/less than .02 year relative to that of a given Ryan U.S. Treasury index. This is accomplished by purchasing more of one of the two selected U.S. Treasury securities in the portfolio, and selling a portion of the holding of the other such security. Thus, the analogy above to a teeter totter, rebalancing the weightings of the two U.S. Treasury security holdings so that the modified duration of the portfolio balances close to that of the respective Ryan U.S. Treasury index, the fulcrum. To put things in perspective, it may be helpful to mention that a portfolio modified duration variance of .02 year from that of a respective Ryan index is close to a small one week difference. Management believes that rebalancing the portfolios via this methodology will result over time in investment performance that tracks well with that of the respective benchmark.

Management typically purchases two seasoned (off-the-run) U.S. Treasury securities for inclusion in the investment portfolios, as discussed above, believing that there is more inherent value in such securities relative to those most recently auctioned (on-the-run). Nevertheless, Management may purchase on-the-run U.S. Treasury securities when it is believed advantageous to do so, this being the case for the two as well as five year investment portfolios by the end of this semi-annual period.

Representatives of Moody’s Investor Service (Moody’s), an institutional rating service, met with management on June 20, 2007. Management is pleased to mention that Moody’s assigned its highest triple A rating (Aaa) to each of the five funds, based not only on the triple A quality of U.S. Treasury securities in the portfolios, but also upon a “transparent/well documented investment approach” as discussed above. Each of these five Funds continues to maintain a triple A rating.

Management has established relationships with selected broker-dealers, many of which are primary dealers of U.S. Treasury securities. Further, management subscribes to the Bloomberg service. Accordingly, management has access to economic and U.S. Treasury security market research, analysis as well as forecast.

RESULTS

	GKA	GKB	GKC	GKD	GKE
Cumulative total return
Inception through December 31, 2007[1]	3.6%	5.4%	8.7%	9.5%	10.8%

Average monthly cumulative difference through
December 31, 2007 (Relative to each respective
Ryan U.S. Treasury index) [2]	-0.03%	0.02%	-0.01%	-0.09%	-0.11%

Shown above is an analysis of net asset values together with dividend distributions shows strong absolute performance during this semi-annual period.

Each of the five Ameristock/Ryan Treasury ETFs posted strong returns during the six month period ended December 31, 2007, as the Fed lowered its target for the federal funds rate, the rate banks normally pay on loans to each other, by a quarter percentage point to 4.25% on December 11, this following a similar quarter percentage point cut in such rate in late October, and a half percentage point cut in the middle of September. These rate cuts, together with the pursuit of other measures, inclusive of establishing a Term Auction Facility to loan money to banks at a rate below the Fed’s discount rate, being an effort to ease a credit crunch spurred by the sub prime mortgage crisis, as well as to address concerns of resulting slower economic growth ahead. August, November and December 2007 in particular witnessed a flight to quality as investors shifted assets from credit and equity markets to the relative safe haven of U.S. Treasury securities. Yield spreads of average investment grade corporate as well as high yield bonds have more than doubled over the past year. There was general unease over the exposure to the sub prime mortgage market by financial institutions, $80 Billion having been written off by December 31, 2007. Additional unease at the end of the year was due to unrest in Pakistan, a nuclear armed country. The U.S. Treasury security market volume was choppy towards the end of the year given end of year window dressing, high demand for Treasuries held as collateral, as well as a holiday break. Nevertheless, shares of the five Ameristock/Ryan Treasury ETFs continued to enjoy a liquid trading market on the American Stock Exchange.

GKA, GKB as well as GKC have each tracked performance of their respective benchmarks reasonably well given the market during this semi-annual period. Off the run U.S. Treasury securities held in the investment portfolios of GKB as well as GKC performed well relative to the two and five year on the run U.S. Treasury indexes, respectively. Thus, management switched from off to on the run securities for each of these two investment portfolios in an attempt to lock in such outperformance. Meanwhile, performance of GKD as well as GKE has not tracked well the performance of their respective on the run U.S. Treasury indexes over this relatively short period of time. A flight to quality during this period as discussed above has favored on the run U.S. Treasury securities. The current issue on the run U.S. Treasuries generally traded well in repo during this period, relative to their seasoned brethren. The resulting richness of on versus off the run U.S. Treasuries stands at an extreme level, which management believes will reverse course in due time as the flight to quality discussed above departs. Meanwhile, the market weighted average yield to maturity of the investment portfolios of GKD as well as GKE were significantly higher than that of their respective indexes. As background, yield to maturity is a total expected return assuming that a given security is held to maturity, and assumes that coupons are reinvested at the current rate, and is expressed as a yield per annum.

1 The performance data quoted represents past performance.  Past performance does not guarantee future results, and current performance may be higher or lower than the performance data quoted.  Investment return and principal value of an investment will fluctuate and an ETF's shares, when sold, may be worth more or less than their original cost.  To obtain performance as of the most recent month-end visit www.ameristock.com.  For the period ended December 31, 2007, each ETF's annualized expense ratio was 0.15%.

2 Unlike the Funds, the Ryan Indices do hold an actual portfolio of securities or investments. Indices do not incur fees, expenses, and transaction costs. Fees, expenses, and transactions costs will negatively impact the performance of the Funds. Performance of each Fund will differ from the underlying index performance.

The Fed appears poised to reduce the federal funds rate further given a slowing in the U.S. economic growth rate. Demand for housing has weakened due to ongoing issues in the mortgage markets. Higher oil prices, lower equity prices, and declines in home values have curtailed consumer spending which represents two thirds of the U.S. economy. Goldman Sachs Group Inc. estimates that mortgage related losses of $200 to $400 billion may lead to a pullback of $2 trillion of aggregate lending. Pacific Investment Management Company projects a further $250 billion in losses related to credit default swaps, used as protection against the risk that a company won’t pay its debt, as corporate defaults rise. Additional prospective losses in commercial real estate as well as credit cards would lead to a contraction in lending. The Fed is expected to continue with its loan auctions via its Term Auction Facility as long as necessary. Financial institutions are expected to have significant further write-downs related to their exposure to the sub prime mortgage market. The current flight to quality mode will likely persist until the market is confident that all such sub prime exposure has been written off. The U.S. dollar, which has declined in value against the euro over the past two years, improving the current account deficit, appears poised to end such slide as government-backed funds in Asia and the Middle East purchase U.S. assets.

According to a recent Bloomberg survey of 62 selected economists, and taking a median of their estimates, U.S. economic growth will average 1.5% in the first six months of 2008, matching that for the fourth quarter 2007. This economic growth rate would be the weakest since the last nine months of 2001. Meanwhile, the U.S. economy grew at a 4.9% pace during the third quarter 2007. These economists overall believe that the Fed will cut rates more than previously anticipated, prompting a reacceleration in growth by the third quarter 2008 that will keep the economy from stalling. These economists believe that there is a 40% chance of a recession developing in 2008. Meanwhile, a number of market participants believe that the U.S. economy has already entered or is about to enter into a recession. Consumer spending is expected to increase 1.7% in the first quarter 2008, similar to that for the fourth quarter 2007. Consumer spending is expected to increase 2.1% for all of 2008, the smallest increase since a recession in 1991. The unemployment rate rose in December 2007 to a two year high of 5%. The U.S. economy is expected to expand to an average of 2.5% in the second half of 2008. For the entire year 2008 the economy is forecast to grow by 2.1%. A recovery in the second half of 2008 would be helped by the fact that most U.S. companies are in relatively good financial position not having borrowed too much, unlike consumers. Slower U.S. economic growth will help cool inflation. Consumer prices are expected to have risen 3.8% in 2007, the most since 1990, reflecting a jump in fuel and food costs. Core price inflation which excludes food and fuel, and is tied to consumer spending, is expected to rise 1.8% in 2008 after a 1.9% increase in 2007, both increases within the range forecast by policy makers.

Respectfully,
Andrew Petker, CFA
Portfolio Manager
December 31, 2007

Fund Holdings

Security (Maturity date)	Market Value	% to Total
U.S. Treasury Note, 3.00%, 2/15/2009	$1,560,047	62%
U.S. Treasury Note, 3.125%, 9/15/2008	$997,361	39%
Cash	$307	0%
Liabilities, less other assets	$(24,908)	-1%
Total Net Assets	$2,532,807

Security (Maturity date)	Market Value	% to Total
U.S. Treasury Note, 3.125%, 11/30/2009	$2,626,871	103%
Cash	$2,149	0%
Liabilities, less other assets	$(79,237)	-3%
Total Net Assets	$2,549,783

Security (Maturity date)	Market Value	% to Total
U.S. Treasury Note, 3.375%, 11/30/2012	$2,718,837	106%
Cash	$1,563	0%
Liabilities, less other assets	$(159,074)	-6%
Total Net Assets	$2,561,326

Security (Maturity date)	Market Value	% to Total
U.S. Treasury Bond, 8.75%, 8/15/2020	$2,114,385	81%
U.S. Treasury Note, 5.125%, 5/15/2016	$588,795	23%
Cash	$2,527	0%
Liabilities, less other assets	$(101,740)	-4%
Total Net Assets	$2,603,967

Security (Maturity date)	Market Value	% to Total
U.S. Treasury Bond, 5.50%, 8/15/2028	$1,816,280	69%
U.S. Treasury Bond, 7.50%, 11/15/2024	$941,508	36%
Cash	$3,209	0%
Liabilities, less other asets	$(120,195)	-5%
Total Net Assets	$2,640,802

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of an Ameristock Treasury ETF (each, a “Fund”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales of your Fund shares, (2) and ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 until December 31, 2007.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Ameristock/Ryan 1 Year Treasury ETF
	Beginning Account Value at 07/01/07	Ending Account Value at 12/31/07	Expense Paid During Period* 07/01/07 to 12/31/07
Actual Fund Return	$1,000.00	$1,003.60	$0.76
Hypothetical Fund Return	$1,000.00	$1,024.45	$0.77

Ameristock/Ryan 2 Year Treasury ETF
	Beginning Account Value at 07/01/07	Ending Account Value at 12/31/07	Expense Paid During Period* 07/01/07 to 12/31/07
Actual Fund Return	$1,000.00	$1,009.20	$0.76
Hypothetical Fund Return	$1,000.00	$1,024.45	$0.77

Ameristock/Ryan 5 Year Treasury ETF
	Beginning Account Value at 07/01/07	Ending Account Value at 12/31/07	Expense Paid During Period* 07/01/07 to 12/31/07
Actual Fund Return	$1,000.00	$1,011.50	$0.76
Hypothetical Fund Return	$1,000.00	$1,024.45	$0.77

Ameristock/Ryan 10 Year Treasury ETF
	Beginning Account Value at 07/01/07	Ending Account Value at 12/31/07	Expense Paid During Period* 07/01/07 to 12/31/07
Actual Fund Return	$1,000.00	$1,025.40	$0.77
Hypothetical Fund Return	$1,000.00	$1,024.45	$0.77

Ameristock/Ryan 20 Year Treasury ETF
	Beginning Account Value at 07/01/07	Ending Account Value at 12/31/07	Expense Paid During Period* 07/01/07 to 12/31/07
Actual Fund Return	$1,000.00	$1,036.40	$0.77
Hypothetical Fund Return	$1,000.00	$1,024.45	$0.77

* Expenses Paid During Period are calculated using each Fund’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the fiscal period).

Ameristock/Ryan 1 Year Treasury ETF
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 100.97%

U.S. Treasury Notes - 100.97%
3.00%, 2/15/09	$1,562,000	$1,560,047
3.125%, 9/15/08	999,000	997,361
	2,561,000	2,557,408

Total U.S. Treasury Obligations (Cost $2,538,091)	2,561,000	2,557,408

SHORT-TERM INVESTMENTS - 0.01%

Time Deposit - 0.01%
Brown Brothers Harriman & Co.
2.53%, 1/02/08	307	307

Total Short-Term Investments (Cost $307)	307	307

TOTAL INVESTMENTS - 100.98% (Cost $2,538,398)		$2,557,715
LIABILITIES, LESS OTHER ASSETS - (0.98%)		(24,908)
NET ASSETS - 100.00%		$2,532,807

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at December 31, 2007 based on securities owned was $2,538,398. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $19,317 and $(0), respectively.

The accompanying notes are an integral part of the financial statements.

Ameristock/Ryan 2 Year Treasury ETF
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 103.02%

U.S. Treasury Note - 103.02%
3.125%, 11/30/09	$2,624,000	$2,626,871
	2,624,000	2,626,871

Total U.S. Treasury Obligations (Cost $2,637,434)	2,624,000	2,626,871

SHORT-TERM INVESTMENTS - 0.08%

Time Deposit - 0.08%
Brown Brothers Harriman & Co.
2.53%, 1/02/08	2,149	2,149

Total Short-Term Investments (Cost $2,149)	2,149	2,149

TOTAL INVESTMENTS - 103.10% (Cost $2,639,583)		$2,629,020
LIABILITIES, LESS OTHER ASSETS - (3.10%)		(79,237)
NET ASSETS - 100.00%		$2,549,783

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at December 31, 2007 based on securities owned was $2,639,583. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $0 and $(10,563), respectively.

The accompanying notes are an integral part of the financial statements.

Ameristock/Ryan 5 Year Treasury ETF
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 106.15%

U.S. Treasury Note - 106.15%
3.375%, 11/30/12	$2,728,000	$2,718,837
	2,728,000	2,718,837

Total U.S. Treasury Obligations (Cost $2,712,434)	2,728,000	2,718,837

SHORT-TERM INVESTMENTS - 0.06%

Time Deposit - 0.06%
Brown Brothers Harriman & Co.
2.53%, 1/02/08	1,563	1,563

Total Short-Term Investments (Cost $1,563)	1,563	1,563

TOTAL INVESTMENTS - 106.21% (Cost $2,713,997)		$2,720,400
LIABILITIES, LESS OTHER ASSETS - (6.21%)		(159,074)
NET ASSETS - 100.00%		$2,561,326

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at December 31, 2007 based on securities owned was $2,713,997. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $6,403 and $(0), respectively.

The accompanying notes are an integral part of the financial statements.

Ameristock/Ryan 10 Year Treasury ETF
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 103.81%

U.S. Treasury Note - 22.61%
5.125%, 5/15/16	$544,000	$588,795

U.S. Treasury Bond - 81.20%
8.75%, 8/15/20	1,485,000	2,114,385

Total U.S. Treasury Obligations (Cost $2,534,150)	2,029,000	2,703,180

SHORT-TERM INVESTMENTS - 0.10%

Time Deposit - 0.10%
Brown Brothers Harriman & Co.
2.53%, 1/02/08	2,527	2,527

Total Short-Term Investments (Cost $2,527)	2,527	2,527

TOTAL INVESTMENTS - 103.91% (Cost $2,536,677)		$2,705,707
LIABILITIES, LESS OTHER ASSETS - (3.91%)		(101,740)
NET ASSETS - 100.00%		$2,603,967

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at December 31, 2007 based on securities owned was $2,536,677. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $169,030 and $(0), respectively.

The accompanying notes are an integral part of the financial statements.

Ameristock/Ryan 20 Year Treasury ETF
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 104.43%

U.S. Treasury Bonds - 104.43%
5.50%, 8/15/28	$1,604,000	$1,816,280
7.50%, 11/15/24	695,000	941,508
	2,299,000	2,757,788

Total U.S. Treasury Obligations (Cost $2,539,264)	2,299,000	2,757,788

SHORT-TERM INVESTMENTS - 0.12%

Time Deposit - 0.12%
Brown Brothers Harriman & Co.
2.53%, 1/02/08	3,209	3,209

Total Short-Term Investments (Cost $3,209)	3,209	3,209

TOTAL INVESTMENTS - 104.55% (Cost $2,542,473)		$2,760,997
LIABILITIES, LESS OTHER ASSETS - (4.55%)		(120,195)
NET ASSETS - 100.00%		$2,640,802

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at December 31, 2007 based on securities owned was $2,542,473. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $218,524 and $(0), respectively.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan
	1 Year	2 Year	5 Year	10 Year	20 Year
	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF
Assets:
Investments:
Investments at Cost	$2,538,398	$2,639,583	$2,713,997	$2,536,677	$2,542,473
Net Unrealized Appreciation/(Depreciation) on Investments	19,317	(10,563)	6,403	169,030	218,524
Total Investments at Value	2,557,715	2,629,020	2,720,400	2,705,707	2,760,997
Cash	2,608	1,000	1,000	1,000	1,000
Interest Receivable	26,963	7,169	8,050	52,679	40,053
Total Assets:	2,587,286	2,637,189	2,729,450	2,759,386	2,802,050

Liabilities:
Distributions Payable	$52,999	$85,900	$166,568	$153,840	$159,643
Management Fees Payable	1,480	1,506	1,556	1,579	1,605
Total Liabilities:	54,479	87,406	168,124	155,419	161,248

Net Assets	$2,532,807	$2,549,783	$2,561,326	$2,603,967	$2,640,802

Shares of Beneficial Interest Outstanding,
Unlimited Shares of $0.001 Par Value Authorized	100,800	100,800	100,800	100,800	100,800

Net Asset Value, Offering and Redemption
Price per Share	$25.13	$25.30	$25.41	$25.83	$26.20

At December 31, 2007 the Components of Net Assets
were as follows:
Par Value	$101	$101	$101	$101	$101
Paid-in Capital	2,506,396	2,482,580	2,439,399	2,422,050	2,410,714
Accumulated Undistributed Net Investment Income/(Loss)	(331)	162	(342)	693	705
Accumulated Net Realized Gain on Investments	7,324	77,503	115,765	12,093	10,758
Net Unrealized Appreciation of Investments	19,317	(10,563)	6,403	169,030	218,524
	$2,532,807	$2,549,783	$2,561,326	$2,603,967	$2,640,802

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2007 (Unaudited)

	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan
	1 Year	2 Year	5 Year	10 Year	20 Year
	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF
Investment Income:
Interest	$93,346	$90,343	$93,164	$100,791	$102,682
Total Investment Income	93,346	90,343	93,164	100,791	102,682

Expenses:
Management Fee (Note 3)	2,959	2,986	3,035	3,058	3,084
Total Expenses	2,959	2,986	3,035	3,058	3,084
Net Investment Income:	$90,387	$87,357	$90,129	$97,733	$99,598

Realized and Unrealized Gain/(Loss)
on Investments:
Net Realized Gain/(Loss) on Investments	26,601	133,000	248,614	129,047	132,660
Net Change in Unrealized Appreciation/
(Depreciation) on Investments	17,708	(14,651)	(3,088)	152,108	193,013
Net Realized and Unrealized Gain/(Loss)
on Investments	44,309	118,349	245,526	281,155	325,673
Net Increase in Net Assets Resulting
from Operations	$134,696	$205,706	$335,655	$378,888	$425,271

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended December 31, 2007 (Unaudited)

	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan
	1 Year	2 Year	5 Year	10 Year	20 Year
	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF
From Operations:
Net Investment Income	$90,387	$87,357	$90,129	$97,733	$99,598
Net Realized Gain/(Loss) on Investments	26,601	133,000	248,614	129,047	132,660
Net Change in Unrealized Appreciation/
(Depreciation) on Investments	17,708	(14,651)	(3,088)	152,108	193,013
Net Increase in Net Assets Resulting
from Operations	134,696	205,706	335,655	378,888	425,271

Distributions to Shareholders:
From Net Investment Income	(91,384)	(87,854)	(91,125)	(97,728)	(99,593)
From Realized Gains from Securities Transactions	(19,277)	(55,497)	(132,849)	(116,954)	(121,902)
Total Distributions to Shareholders	(110,661)	(143,351)	(223,974)	(214,682)	(221,495)

Share Transactions:
Shares Sold	2,504,220	2,503,507	2,497,078	2,492,141	2,490,848
Shares Issued as Reinvestment of
Dividends and Distributions	-	-	-	-	-
Cost of Shares Redeemed	(2,520,723)	(2,543,826)	(2,580,578)	(2,592,990)	(2,603,033)
ETF Transaction Fees	2,000	2,000	2,000	2,000	2,000
Net Increase in Net Assets from
Share Transactions	(14,503)	(38,319)	(81,500)	(98,849)	(110,185)

Net Increase in Net Assets	9,532	24,036	30,181	65,357	93,591

Net Assets:
Beginning of Period	$2,523,275	$2,525,747	$2,531,145	$2,538,610	$2,547,211
End of Period	$2,532,807	$2,549,783	$2,561,326	$2,603,967	$2,640,802
Undistributed Net Investment Income	$(331)	$162	$(342)	$693	$705

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period

		Income from Investment Operations				Dividend Distributions					Ratios/Supplemental Data
	Net Asset Value at Beginning of Period	Net Investment Income[a]	Net Gains/(Loss) on Securities - Realized and Unrealized	Total From Investment Operations	Paid-in Capital from ETF Transaction Fees	Investment Income	Capital Gains	Total Distributions	Net Asset Value at End of Period	Total Return %[b]	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate[d]
Ameristock/Ryan
1 Year
Treasury ETF
12/31/07 (Unaudited)	$25.03	$0.58	$0.32	$0.90	$0.01	($0.62)	($0.19)	($0.81)	$25.13	3.63%	$2.53	0.15%[c]	4.57%[c]	115.4
6/30/07	25.00	0.01	0.01	0.02	0.01	-	-	-	25.03	0.08	2.52	0.15	4.86	0.0

Ameristock/Ryan
2 Year
Treasury ETF
12/31/07 (Unaudited)	$25.06	$0.56	$0.81	$1.37	$0.01	($0.59)	($0.55)	($1.14)	$25.30	5.50%	$2.55	0.15%[c]	4.38%[c]	194.7
6/30/07	25.00	0.01	0.04	0.05	0.01	-	-	-	25.06	0.20	2.53	0.15	4.81	0.0

Ameristock/Ryan
5 Year
Treasury ETF
12/31/07 (Unaudited)	$25.11	$0.58	$1.65	$2.23	$0.01	($0.62)	($1.32)	($1.94)	$25.41	8.98%	$2.56	0.15%[c]	4.44%[c]	219.2
6/30/07	25.00	0.01	0.09	0.10	0.01	-	-	-	25.11	0.40	2.53	0.15	4.77	0.0

Ameristock/Ryan
10 Year
Treasury ETF
12/31/07 (Unaudited)	$25.18	$0.63	$1.84	$2.47	$0.01	($0.67)	($1.16)	($1.83)	$25.83	9.96%	$2.60	0.15%[c]	4.78%[c]	115.1
6/30/07	25.00	0.01	0.16	0.17	0.01	-	-	-	25.18	0.68	2.54	0.15	5.02	0.0

Ameristock/Ryan
20 Year
Treasury ETF
12/31/07 (Unaudited)	$25.27	$0.64	$2.17	$2.81	$0.01	($0.68)	($1.21)	($1.89)	$26.20	11.33%	$2.64	0.15%[c]	4.83%[c]	100.2
6/30/07	25.00	0.01	0.25	0.26	0.01	-	-	-	25.27	1.04	2.55	0.15	5.11	0.0

[a] Based on average shares outstanding
[b] Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
[c]Annualized
[d]Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AMERISTOCK ETF TRUST
Notes to Financial Statements
December 31, 2007 (Unaudited)

1) ORGANIZATION

The Ameristock ETF Trust (the “Trust”) currently consists of five separate investment portfolios (each a “Fund” and collectively the “Funds”): Ameristock/Ryan 1 Year Treasury ETF, Ameristock/Ryan 2 Year Treasury ETF,  Ameristock/Ryan 5 Year Treasury ETF, Ameristock/Ryan 10 Year Treasury ETF, and Ameristock/Ryan 20 Year Treasury ETF. Each Fund seeks investment results, before fees and expenses, that correspond generally to performance of a particular U.S. Treasury securities index owned and compiled by Ryan Holdings LLC and Ryan ALM, Inc. The Trust was organized as a Delaware statutory trust on June 5, 2006, is authorized to have multiple series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund issues shares of beneficial interest with $0.001 par value.

2) SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund except those expenses paid directly by the advisor. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Therefore, no provision for federal income taxes is required.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds declare and pay dividends from net investment income quarterly and distribute from net realized capital gains at least annually.

AMERISTOCK ETF TRUST
Notes to Financial Statements (continued)
December 31, 2007 (Unaudited)

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other

The Funds follow industry practice and record security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3) INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Ameristock Corporation (the “Adviser”) is the investment adviser to each Fund and as such has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund and manages the investment of its assets.

Under the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except independent trustee fees and expenses, interest expense, taxes, brokerage expenses, distribution or “12b-1” fees (if any), and extraordinary expenses. For the six months ended December 31, 2007, the investment adviser earned and was owed $2,959 from the Ameristock/Ryan 1 Year Treasury ETF, $2,985 from the Ameristock/Ryan 2 Year Treasury ETF, $3,035 from the Ameristock/Ryan 5 Year Treasury ETF, $3,058 from the Ameristock/Ryan 10 Year Treasury ETF, and $3,084 from the Ameristock/Ryan 20 Year Treasury ETF.

The Adviser receives management fees from each Fund based on an annual percentage rate of each Fund’s average daily net assets, as shown in the following table:

Fund	Management Fee
Ameristock/Ryan 1 Year Treasury ETF	0.15%
Ameristock/Ryan 2 Year Treasury ETF	0.15%
Ameristock/Ryan 5 Year Treasury ETF	0.15%
Ameristock/Ryan 10 Year Treasury ETF	0.15%
Ameristock/Ryan 20 Year Treasury ETF	0.15%

The Adviser has agreed to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund until at least June 30, 2008.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain SEC reports on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts cash, securities and other assets of each Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees which are paid by the Adviser.

AMERISTOCK ETF TRUST
Notes to Financial Statements (continued)
December 31, 2007 (Unaudited)

Distributor

ALPS Distributors, Inc. (the “Distributor”) is the distributor of shares of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund in creation unit aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Fees under the Distribution Agreement are also paid by the Adviser, and the Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Consulting Services and Licensing Agreement

The Adviser has entered into a Consulting Services and Licensing Agreement (the “Consulting Agreement”) with Ryan Holdings LLC, Ryan ALM, Inc., and Ryan ALM Advisers, LLC (the “Ryan Parties”). Under the Consulting Agreement, Ryan ALM Advisers, LLC provides consulting services with respect to the calculation and make-up of the indices the performance of which the Funds attempt to closely match (the “Underlying Indices”) and with respect to the markets for and trading in U.S. government securities. Also under the Consulting Agreement, Ryan Holdings LLC and Ryan ALM, Inc. license the use of certain trademarks, service marks and trade names of the Ryan Parties and the Underlying Indices for use by the Adviser. Fees under Consulting Agreement are paid by the Adviser, which in turn has entered into a sub-license agreement with the Trust permitting the Funds to use such marks and names without charge.

Certain officers and/or trustees of the Adviser and Administrator are also officers/ trustees of the Trust.

4) INVESTMENT TRANSACTIONS - PURCHASES AND SALES

Excluding short-term securities and in-kind transactions, the aggregate cost of purchases and proceeds from sales of securities for the six months ended December 31, 2007 are as follows:

	Purchases	Sales
Ameristock/Ryan 1 Year Treasury ETF	$7,080,115	$7,068,959
Ameristock/Ryan 2 Year Treasury ETF	$7,126,770	$7,123,304
Ameristock/Ryan 5 Year Treasury ETF	$8,097,168	$8,124,044
Ameristock/Ryan 10 Year Treasury ETF	$4,272,319	$4,303,031
Ameristock/Ryan 20 Year Treasury ETF	$3,760,842	$3,808,630

5) CAPITAL

Shares are issued and redeemed by the Trust only in creation unit size blocks of 100,000 shares or multiples thereof at net asset value. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of each portfolio of the Trust on the transaction date. An investor who wishes to create or redeem Creation Units at net asset value is subject to a standard transaction fee of $1,000 on the date of such creation or redemption, regardless of the number of Creation Units created or redeemed on that day.

AMERISTOCK ETF TRUST
Notes to Financial Statements (continued)
December 31, 2007 (Unaudited)

6) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, Merrill Lynch owned beneficially more than 25% of the voting shares of each Fund.

7) TRUSTEES’ FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Each independent Trustee receives $10,000 annually as compensation for serving on the Board. The Chairman of the Board receives $5,000 annually in additional compensation. For the six months ended December 31, 2007, each Trustee was paid $7,500 and the Chairman of the Board was paid an additional $3,750.

8) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes an authoritative definition of fair value (which, for purposes of FAS 157, includes both valuation based on market quotations and fair value determinations when market quotations are not readily available), sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS157 is required for fiscal years beginning after November 15, 2007, and interim periods with those fiscal years. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB statement No. 109” (FIN 48), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions of the Funds and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

9) PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Forms N-Q will be available (after the Funds’ initial Form N-Q filings in November 2008) without a charge, upon request, by contacting the Funds at 1-866-821-5592 and on the Commission’s website at hhtp://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330. Funds’ holding information is also available on the Funds’ website at http://www.ameristock.com/ryan_etf/.

AMERISTOCK ETF TRUST
Notes to Financial Statements (continued)
December 31, 2007 (Unaudited)

10) PROXY VOTING POLICY

The Adviser is responsible for voting proxies on securities held by the Funds. Under the Adviser's Proxy Voting Guidelines, proxies are voted in the best long-range financial interest of each Fund as determined by the Funds’ portfolio managers. In general, routine matters are voted in accordance with management recommendations. Because the Funds invest almost exclusively in Treasury Securities, which do not carry voting rights, the Adviser will vote proxies on securities held by the Funds only rarely. Further, because the Adviser's only clients are investment companies, the Adviser does not expect conflicts between the interests of the Funds and those of the Adviser to arise frequently. While no proxies for the Funds’ portfolio securities were voted during the six months ended December 31, 2007, information regarding how proxies were voted for the Funds during each 12-month period ended on June 30 will be available (1) without charge through the Funds' website at http://www.ameristock.com and (2) on the Commission's website at http://www.sec.gov.

Investment Adviser
Ameristock Corporation
1320 Harbor Bay Parkway, Suite 145
Alameda, California 94502

Administrator, Bookkeeping and Pricing Agent and Transfer Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145-1524

Legal Counsel
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Trustees
Alev M. Efendioglu
Nicholas D. Gerber
Stephen J. Marsh
Andrew F. Ngim
Steven A. Wood

ALPS Distributors, Inc., distributor

For more information or to obtain a prospectus, please call 1(866) 821-5592 or visit
www.ameristock.com.

ITEM 2.	CODE OF ETHICS.

Not applicable. This item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable. This item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

Not applicable. This item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable. This item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, as amended, 17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended (17 CFR 270.30a-3(d)), that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) CODE OF ETHICS REQUIRED BY ITEM 2 OF FORM N-CSR:

Not applicable to semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ameristock ETF Trust

By: /s/ Nicholas D. Gerber
Name: Nicholas D. Gerber
Title: President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date: March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Nicholas D. Gerber
Name: Nicholas D. Gerber
Title: President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date: March 10, 2008